UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22215
International Growth and Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class A | IGAAX
for the year ended Jun
e
30
, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based
on
a
hypothetical
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.92%

Management's discussion of fund performance
The fund’s Class A shares gained 10.74% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class A (with sales charge)*	4.37%	4.79%	2.95%
International Growth and Income Fund — Class A (without sales charge)*	10.74	6.04	3.56
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class C | IGICX
for the year ended June 30, 20
24
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,00
0
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.66%

Management's discussion of fund performance
The fund’s Class C shares gained 9.94% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class C (with sales charge) *	8.94%	5.25%	2.92%
International Growth and Income Fund — Class C (without sales charge) *	9.94	5.25	2.92
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(
percent of net
asse
ts)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class T | TGAIX
for the year ended June 30, 20
24
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$70	0.66%

Management's discussion of fund performance
The fund’s Class T shares gained 11.04% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class T (with sales charge) 2	8.25%	5.78%	6.14%
International Growth and Income Fund — Class T (without sales charge) 2	11.04	6.32	6.51
MSCI ACWI (All Country World Index) ex U SA 3	11.62	5.55	5.87
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(8
0
0) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class
F-1
 | IGIFX
for the year ended June 30, 2024
This annual shareholder report contains important information about International Growth
and
Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investmen
t
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$98	0.93%

Management's discussion of fund performance
The fund’s Class F-1 shares gained 10.70% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-1*	10.70%	6.03%	3.53%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinveste
d a
nd reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financi
al i
nfor
mation, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-2 | IGFFX
for the year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10
,0
00
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$68	0.64%

Management's discussion of fund performance
The fund’s Class F-2 shares gained 11.02% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-2*	11.02%	6.32%	3.81%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are r
ein
vested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(
perce
nt of net a
ss
ets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-3 | IGAIX
for the year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
h
ypothetical $
10,000
inves
tment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$57	0.54%

Management's discussion of fund performance
The fund’s Class F-3 shares gained 11.15% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class F-3 2	11.15%	6.43%	6.98%
MSCI ACWI (All Country World Index) ex USA 3	11.62	5.55	6.17
1
Class F-3 shares were first offered on Jan
ua
ry 27, 2017.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes d
eriv
atives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-A | CGIAX
for the year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$99	0.94%

Management's discussion of fund performance
The fund’s Class 529-A shares gained 10.70% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-A (with sales charge)*	6.83%	5.26%	3.15%
International Growth and Income Fund — Class 529-A (without sales charge)*	10.70	6.02	3.52
MSCI ACWI (All Country World Index) ex U SA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes der
ivat
ives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-C | CIICX
for the year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$177	1.69%

Management's discussion of fund performance
The fund’s Class 529-C shares gained 9.88% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-C (with sales charge)*	8.88%	5.21%	3.11%
International Growth and Income Fund — Class 529-C (without sales charge)*	9.88	5.21	3.11
MSCI ACWI (All Country World Index) ex U S A †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net a
sse
ts)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-E | CGIEX
for the year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$119	1.13%

Management's discussion of fund performance
The fund’s Class 529-E shares gained 10.51% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-E*	10.51%	5.81%	3.30%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are
rei
nvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(pe
rce
nt of net
ass
ets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-T | TGAGX
for the year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$74	0.70%

Management's discussion of fund performance
The fund’s Class 529-T shares gained 10.99% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 529-T (with sales charge) 2	8.20%	5.73%	6.08%
International Growth and Income Fund — Class 529-T (without sales charge) 2	10.99	6.26	6.45
MSCI ACWI (All Country World Index) ex USA 3	11.62	5.55	5.87
1
Class 529-T shares were first offered on Apri
l
7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdi
ngs b
y sector
(
percent
of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-1 | CGIFX
for the year
ended
June 30,
2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$78	0.74%

Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 10.95% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-F-1*	10.95%	6.23%	3.73%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distrib
uti
ons are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(p
erce
nt of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-2 | FGGGX
for the
year
ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$69	0.65%

Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 11.05% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
International Growth and Income Fund — Class 529-F-2 2	11.05%	9.67%
MSCI ACWI (All Country World Index) ex USA 3	11.62	7.94
1
Class 529-F-2 shares were first offered on Oc
to
ber 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(p
erc
ent of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-3 | FGIGX
for the
year
ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$62	0.59%

Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 11.12% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
International Growth and Income Fund — Class 529-F-3 2	11.12%	9.72%
MSCI ACWI (All Country World Index) ex USA 3	11.62	7.94
1
Class 529-F-3 shares were first offered on October
3
0, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(p
ercen
t of net
assets
)
*Includes derivatives.
Availability of additional info
rm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-1 | RIGAX
for the year ended June 30,
2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$173	1.65%

Management's discussion of fund performance
The fund’s Class R-1 shares gained 9.95% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-1*	9.95%	5.29%	2.83%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distrib
uti
ons are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(pe
rc
ent of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2 | RIGBX
for
the year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$171	1.63%

Management's discussion of fund performance
The fund’s Class R-2 shares gained 9.94% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2*	9.94%	5.27%	2.78%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are r
e
invested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(
perce
nt of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2E | RIIEX
for
the
year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(bas
ed
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$140	1.33%

Management's discussion of fund performance
The fund’s Class R-2E shares gained 10.28% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class R-2E 2	10.28%	5.60%	3.41%
MSCI ACWI (All Country World Index) ex USA 3	11.62	5.55	3.95
1
Class R-2E shares were first offered on August
2
9, 2014.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio tur no ver rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-3 | RGICX
for the year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$124	1.18%

Management's discussion of fund performance
The fund’s Class R-3 shares gained 10.45% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-3*	10.45%	5.75%	3.25%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and refle ct a
pplicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distrib
uti
ons are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional inf
ormati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-4 | RIGEX
for
the year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the las
t y
ear?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$93	0.88%

Management's discussion of fund performance
The fund’s Class R-4 shares gained 10.77% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
retur
ns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-4*	10.77%	6.07%	3.57%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions ar
e re
invested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
atis
tics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5E | RIGIX
for
the
year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetic
al
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$73	0.69%

Management's discussion of fund performance
The fund’s Class R-5E shares gained 11.02% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual t
ota
l returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class R-5E 2	11.02%	6.28%	6.22%
MSCI ACWI (All Country World Index) ex USA 3	11.62	5.55	5.95
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect a pplica
ble fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of ad
ditio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5 | RIGFX
for
the
year ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hyp
oth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$62	0.59%

Management's discussion of fund performance
The fund’s Class R-5 shares gained 11.09% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-5*	11.09%	6.40%	3.89%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and r efle
ct applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Sou rc
e(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio tur no ver rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-034-0824 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-6 | RIGGX
for
the
year
ended June 30, 2024
This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$57	0.54%

Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.18% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-6*	11.18%	6.44%	3.93%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect a pp
licable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinveste
d. A
ny m
ark
et in
de
x shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important inform
at
ion
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-034-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Sharon I. Meers, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
June 30, 2024	116,000	2,000	36,000	None
June 30, 2023	107,000	2,000	20,000	None
Advisor and Affiliates2
June 30, 2024	Not Applicable	2,381,000	None	11,000
June 30, 2023	Not Applicable	2,153,000	394,000	None
Registrant, Advisor and Affiliates3	(g) Aggregate
non-audit fees
June 30, 2024	2,430,000
June 30, 2023	2,570,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

International Growth and Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended June 30, 2024
Lit. No. MFGEFP4-034-0824 © 2024 Capital Group. All rights reserved.

Investment portfolio June 30, 2024

Common stocks 93.54%		Shares	Value (000)
Financials 18.50%
	AXA SA	6,361,733	$209,475
	Zurich Insurance Group AG	298,087	158,585
	Tokio Marine Holdings, Inc.	3,538,900	132,835
	Resona Holdings, Inc.	17,551,300	116,542
	HSBC Holdings PLC (GBP denominated)	10,606,079	91,785
	HSBC Holdings PLC (HKD denominated)	2,498,000	21,871
	KB Financial Group, Inc.	1,916,066	108,650
	UniCredit SpA	2,771,792	103,278
	Ping An Insurance (Group) Company of China, Ltd., Class H	21,275,000	96,739
	Edenred SA	2,282,566	96,311
	Hiscox, Ltd.	6,618,634	96,151
	Tryg A/S	4,292,102	93,766
	Banco Bilbao Vizcaya Argentaria, SA	9,098,324	90,768
	Société Générale	3,667,593	85,633
	Deutsche Bank AG	5,236,042	83,526
	Hana Financial Group, Inc.	1,871,918	82,063
	AIA Group, Ltd.	11,874,350	80,519
	Skandinaviska Enskilda Banken AB, Class A	5,121,199	75,859
	NatWest Group PLC	18,156,618	71,220
	Euronext NV	757,978	69,975
	CaixaBank, SA, non-registered shares	10,001,799	52,930
	HDFC Bank, Ltd.	2,449,815	49,488
	Grupo Financiero Banorte, SAB de CV, Series O	6,297,737	49,074
	Bank Hapoalim BM	5,178,474	45,719
	London Stock Exchange Group PLC	353,341	41,884
	DBS Group Holdings, Ltd.	1,559,836	41,103
	Royal Bank of Canada	379,667	40,421
	Aon PLC, Class A	129,500	38,019
	Prudential PLC	4,038,176	36,634
	Kotak Mahindra Bank, Ltd.	1,698,249	36,526
	DNB Bank ASA	1,725,122	33,875
	CVC Capital Partners PLC[1]	1,587,072	29,124
	3i Group PLC	748,130	28,851
	Dai-ichi Life Holdings, Inc.	940,700	25,256
	Mediobanca SpA	1,626,971	23,946
	United Overseas Bank, Ltd.	969,600	22,390
	ICICI Bank, Ltd. (ADR)	765,469	22,053
	Mizuho Financial Group, Inc.	1,052,900	22,048
	Brookfield Corp., Class A (CAD denominated)	519,887	21,623
	XP, Inc., Class A	1,207,512	21,240
	Macquarie Group, Ltd.	153,365	20,919
	Canara Bank	14,050,000	20,082
	Intesa Sanpaolo SpA	5,196,437	19,403
	Hong Kong Exchanges and Clearing, Ltd.	564,100	17,973
	Discovery, Ltd.	2,274,295	16,835
	Bank Mandiri (Persero) Tbk PT	39,898,400	14,900
	Hang Seng Bank, Ltd.	1,092,000	13,971
	Banco Santander, SA	2,356,622	10,923
	Banca Generali SpA	272,292	10,895
	ABN AMRO Bank NV	528,317	8,659
	AU Small Finance Bank, Ltd.	549,500	4,414
	Moscow Exchange MICEX-RTS PJSC[2]	16,180,772	— [3]
	Sberbank of Russia PJSC[2]	22,898,260	— [3]
			2,806,729

Information technology 14.91%
	Taiwan Semiconductor Manufacturing Co., Ltd.	20,629,407	613,550
	ASML Holding NV	378,167	390,154
	MediaTek, Inc.	6,833,400	292,130
	Broadcom, Inc.	136,992	219,945
	Samsung Electronics Co., Ltd.	2,732,241	160,562
	SAP SE	509,020	103,349
	Tokyo Electron, Ltd.	407,902	89,574
	Sage Group PLC (The)	4,677,255	64,153
	Capgemini SE	306,713	60,751

International Growth and Income Fund	1

Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	ASM International NV	69,642	$53,046
	Keyence Corp.	118,700	52,368
	E Ink Holdings, Inc.	5,271,000	41,105
	ASMPT, Ltd.	1,948,500	27,157
	Halma PLC	706,058	24,038
	Fujitsu, Ltd.	1,452,200	22,817
	NEC Corp.	249,800	20,426
	eMemory Technology, Inc.	133,000	10,456
	Tata Consultancy Services, Ltd.	188,063	8,778
	Nomura Research Institute, Ltd.	235,200	6,640
			2,260,999

Industrials 13.70%
	Airbus SE, non-registered shares	1,861,843	256,721
	BAE Systems PLC	14,889,234	248,613
	ABB, Ltd.	2,563,140	141,890
	Ryanair Holdings PLC (ADR)	887,185	103,304
	RELX PLC	1,848,409	84,733
	Rheinmetall AG, non-registered shares	166,454	84,676
	SMC Corp.	143,800	68,656
	Safran SA	323,239	68,005
	Mitsui & Co., Ltd.	2,835,400	64,680
	Thales SA	378,315	60,789
	TFI International, Inc.	227,018	32,954
	TFI International, Inc. (CAD denominated)[4]	182,839	26,548
	Alliance Global Group, Inc.	350,520,000	51,754
	Diploma PLC	958,648	50,020
	Siemens AG	263,920	49,086
	CCR SA, ordinary nominative shares	22,632,739	47,127
	Copa Holdings, SA, Class A	484,020	46,069
	Epiroc AB, Class B	1,461,133	26,670
	Epiroc AB, Class A	873,343	17,415
	ITOCHU Corp.[4]	879,200	43,140
	Pluxee NV1	1,507,676	42,297
	ASSA ABLOY AB, Class B	1,357,138	38,461
	Canadian National Railway Co. (CAD denominated)	324,237	38,315
	Hitachi, Ltd.	1,552,500	34,996
	Caterpillar, Inc.	101,657	33,862
	Fluidra, SA, non-registered shares	1,529,672	31,785
	SITC International Holdings Co., Ltd.	11,647,267	31,546
	Volvo AB, Class B	1,102,113	28,273
	Bunzl PLC	698,196	26,485
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,452,143	22,715
	Komatsu, Ltd.	648,600	18,876
	Deutsche Post AG	449,659	18,194
	Techtronic Industries Co., Ltd.	1,495,826	17,081
	Contemporary Amperex Technology Co., Ltd., Class A	659,181	16,283
	Adecco Group AG	461,692	15,339
	Melrose Industries PLC	2,104,569	14,698
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	2,084,800	13,369
	Wizz Air Holdings PLC[1]	426,466	12,061
	Daikin Industries, Ltd.	85,100	11,756
	International Container Terminal Services, Inc.	1,860,620	11,113
	VAT Group AG	14,950	8,415
	Shenzhen Inovance Technology Co., Ltd., Class A	1,036,200	7,315
	DSV A/S	39,931	6,110
	Aalberts NV, non-registered shares	133,594	5,414
	LIXIL Corp.	25,555	269
			2,077,878

Consumer discretionary 9.99%
	Renault SA	3,360,101	171,377
	Industria de Diseño Textil, SA	3,391,044	167,577
	LVMH Moët Hennessy-Louis Vuitton SE	145,830	111,990
	Trip.com Group, Ltd. (ADR)[1]	1,793,218	84,281
	Trip.com Group, Ltd.[1]	448,500	21,237
	Evolution AB	904,199	94,226
	InterContinental Hotels Group PLC	827,749	86,783

2	International Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	MGM China Holdings, Ltd.	52,000,000	$80,930
	Prosus NV, Class N	1,864,732	66,058
	Midea Group Co., Ltd., Class A	7,082,629	62,892
	Restaurant Brands International, Inc. (CAD denominated)	891,093	62,791
	Stellantis NV	2,555,584	50,263
	B&M European Value Retail SA	8,776,503	48,534
	Wynn Macau, Ltd.	52,844,000	43,364
	Suzuki Motor Corp.	3,567,800	41,291
	Hyundai Motor Co.	190,059	40,530
	H World Group, Ltd. (ADR)	1,103,938	36,783
	Bajaj Auto, Ltd.	298,189	33,919
	Galaxy Entertainment Group, Ltd.	6,038,000	28,125
	Paltac Corp.	974,600	26,506
	D’Ieteren Group	118,167	24,984
	Amadeus IT Group SA, Class A, non-registered shares	323,108	21,501
	Nitori Holdings Co., Ltd.	202,000	21,368
	Entain PLC	2,186,042	17,307
	Dixon Technologies (India), Ltd.	107,000	15,280
	Sands China, Ltd.[1]	5,369,600	11,187
	China Tourism Group Duty Free Corp., Ltd., Class A	834,867	7,167
	China Tourism Group Duty Free Corp., Ltd., Class H4	650,200	3,973
	Compagnie Financière Richemont SA, Class A	69,475	10,843
	Maruti Suzuki India, Ltd.	61,248	8,811
	Vedant Fashions, Ltd.[1]	624,317	7,838
	Kering SA	16,759	6,093
			1,515,809

Health care 8.66%
	Novo Nordisk AS, Class B	3,602,539	514,645
	AstraZeneca PLC	2,482,753	387,051
	Sanofi	1,650,732	158,671
	EssilorLuxottica SA	448,686	96,274
	Bayer AG	1,480,314	41,862
	HOYA Corp.	220,000	25,742
	Grifols, SA, Class B (ADR)[1]	3,988,441	25,147
	Genus PLC	924,718	19,316
	Siemens Healthineers AG	320,081	18,438
	Roche Holding AG, nonvoting non-registered shares	30,106	8,355
	BeiGene, Ltd. (ADR)[1]	51,028	7,280
	Hypera SA, ordinary nominative shares	1,258,800	6,463
	Max Healthcare Institute, Ltd.	424,415	4,772
	Euroapi SA1,4	42,646	117
			1,314,133

Consumer staples 8.21%
	British American Tobacco PLC	5,626,232	172,951
	Philip Morris International, Inc.	1,474,214	149,382
	Nestlé SA	1,196,474	122,133
	Carlsberg A/S, Class B	860,210	102,946
	Imperial Brands PLC	3,396,419	86,961
	Arca Continental, SAB de CV	7,872,178	77,199
	KT&G Corp.	1,034,405	66,142
	Anheuser-Busch InBev SA/NV	997,045	57,596
	Tsingtao Brewery Co., Ltd., Class H	8,244,000	54,924
	Carrefour SA, non-registered shares	3,607,870	50,980
	Pernod Ricard SA	371,654	50,577
	ITC, Ltd.	7,555,324	38,338
	L’Oréal SA, non-registered shares	83,798	36,847
	Kweichow Moutai Co., Ltd., Class A	169,000	34,084
	Asahi Group Holdings, Ltd.[4]	937,100	33,101
	Ocado Group PLC[1]	7,398,576	27,057
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates[4]	15,259,594	26,399
	Danone SA	325,614	19,872
	Uni-Charm Corp.	456,700	14,632
	Yamazaki Baking Co., Ltd.	649,600	13,361
	United Spirits, Ltd.	676,692	10,363
			1,245,845

International Growth and Income Fund	3

Common stocks (continued)		Shares	Value (000)

Communication services 6.67%
	Koninklijke KPN NV	52,519,584	$201,265
	Publicis Groupe SA	1,878,282	199,085
	Tencent Holdings, Ltd.	3,051,300	144,818
	Telefónica, SA, non-registered shares[4]	17,815,256	75,466
	América Móvil, SAB de CV, Class B (ADR)	4,081,303	69,382
	BT Group PLC[4]	29,753,202	52,819
	Universal Music Group NV4	1,528,250	45,302
	MTN Group, Ltd.	8,379,701	38,905
	KANZHUN, Ltd., Class A (ADR)	1,814,492	34,131
	HYBE Co., Ltd.	187,389	27,575
	Vodafone Group PLC	28,814,288	25,386
	Indus Towers, Ltd.[1]	4,883,173	21,986
	Deutsche Telekom AG	810,140	20,380
	Nippon Television Holdings, Inc.	1,368,500	19,818
	Nintendo Co., Ltd.	267,700	14,303
	NetEase, Inc.	644,800	12,311
	Singapore Telecommunications, Ltd.	4,370,800	8,840
			1,011,772

Energy 4.72%
	TotalEnergies SE	4,619,847	307,908
	BP PLC	15,750,550	94,905
	Cameco Corp. (CAD denominated)	1,670,317	82,182
	Canadian Natural Resources, Ltd. (CAD denominated)	2,224,822	79,248
	TC Energy Corp. (CAD denominated)[4]	1,262,132	47,845
	Gaztransport & Technigaz SA4	208,796	27,212
	Schlumberger NV	533,829	25,186
	Aker BP ASA	809,541	20,632
	Tourmaline Oil Corp.	351,812	15,957
	Cenovus Energy, Inc. (CAD denominated)	407,285	8,006
	Cenovus Energy, Inc.	347,772	6,837
	Sovcomflot PAO[2]	16,933,870	— [3]
	Gazprom PJSC[1,2]	33,392,872	— [3]
	LUKOIL Oil Co. PJSC[2]	476,875	— [3]
			715,918

Materials 4.69%
	Linde PLC	194,646	85,413
	Glencore PLC	13,994,224	79,792
	Vale SA, ordinary nominative shares	4,044,981	45,022
	Vale SA (ADR), ordinary nominative shares	2,322,016	25,937
	Newmont Corp.	1,503,390	62,947
	Rio Tinto PLC	908,187	59,782
	Barrick Gold Corp.	2,672,316	44,574
	Air Liquide SA	239,618	41,253
	Fortescue, Ltd.	2,626,822	37,527
	Nutrien, Ltd. (CAD denominated)[4]	713,100	36,305
	Holcim, Ltd.	389,764	34,570
	Freeport-McMoRan, Inc.	615,501	29,913
	Grupo México, SAB de CV, Series B	4,391,941	23,624
	Sika AG	78,995	22,487
	First Quantum Minerals, Ltd.	1,408,988	18,508
	Givaudan SA	3,284	15,578
	Franco-Nevada Corp.	130,213	15,438
	Shin-Etsu Chemical Co., Ltd.	383,900	14,932
	Anhui Conch Cement Co., Ltd., Class H	3,387,500	8,066
	Fresnillo PLC	1,056,506	7,514
	Asahi Kasei Corp.	437,900	2,804
	Alrosa PJSC[2]	3,661,021	— [3]
			711,986

Utilities 1.95%
	Engie SA	7,150,098	101,839
	SSE PLC	2,484,105	56,027
	Brookfield Infrastructure Partners, LP	1,632,523	44,845
	Iberdrola, SA, non-registered shares	3,089,852	40,083

4	International Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	Veolia Environnement SA	810,336	$24,330
	ENN Energy Holdings, Ltd.	1,798,700	14,810
	National Grid PLC	1,185,998	13,226
			295,160

Real estate 1.54%
	CK Asset Holdings, Ltd.	18,063,620	67,621
	Mitsubishi Estate Co., Ltd.	3,004,600	47,331
	Prologis Property Mexico, SA de CV, REIT	11,830,023	38,655
	Embassy Office Parks REIT	7,113,608	30,243
	Link REIT[4]	5,804,325	22,549
	Longfor Group Holdings, Ltd.	16,428,101	22,521
	Macrotech Developers, Ltd.	248,582	4,477
			233,397
	Total common stocks (cost: $10,479,594,000)		14,189,626
Preferred securities 0.13%
Materials 0.07%
	Gerdau SA, preferred nominative shares	3,443,126	11,321

Information technology 0.06%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	182,629	8,386
	Total preferred securities (cost: $12,720,000)		19,707

Short-term securities 6.40%
Money market investments 6.01%
	Capital Group Central Cash Fund 5.37%[5,6]	9,126,550	912,655

Money market investments purchased with collateral from securities on loan 0.39%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[5,7]	9,205,517	9,206
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.18%[5,7]	8,200,000	8,200
	Capital Group Central Cash Fund 5.37%[5,6,7]	81,653	8,165
	State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[5,7]	6,400,000	6,400
	BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[5,7]	5,800,000	5,800
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.22%[5,7]	5,800,000	5,800
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[5,7]	5,800,000	5,800
	Fidelity Investments Money Market Government Portfolio, Class I 5.21%[5,7]	4,700,000	4,700
	RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[5,7]	4,700,000	4,700
			58,771
	Total short-term securities (cost: $971,439,000)		971,426
	Total investment securities 100.07% (cost: $11,463,753,000)		15,180,759
	Other assets less liabilities (0.07)%		(11,303)
	Net assets 100.00%		$15,169,456

International Growth and Income Fund	5

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	106	CAD	144	JPMorgan Chase	7/3/2024	$— [3]
Investments in affiliates6

	Value at 7/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 6.06%
Money market investments 6.01%
Capital Group Central Cash Fund 5.37% [5]	$677,360	$2,543,091	$2,307,728	$109	$(177)	$912,655	$35,830
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.37% [5,7]	39,941		31,776 [8]			8,165	— [9]
Total 6.06%				$109	$(177)	$920,820	$35,830

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
All or a portion of this security was on loan. The total value of all such securities was $264,965,000, which represented 1.75% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

6	International Growth and Income Fund

Financial statements
Statement of assets and liabilities at June 30, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $264,965 of investment securities on loan):
Unaffiliated issuers (cost: $10,542,920)	$14,259,939
Affiliated issuers (cost: $920,833)	920,820	$15,180,759
Cash		2,123
Cash denominated in currencies other than U.S. dollars (cost: $7,896)		7,895
Unrealized appreciation on open forward currency contracts		— *
Receivables for:
Sales of investments	6,356
Sales of fund’s shares	21,074
Dividends	53,743
Securities lending income	71	81,244
		15,272,021
Liabilities:
Collateral for securities on loan		58,771
Payables for:
Purchases of investments	9,762
Repurchases of fund’s shares	14,336
Investment advisory services	6,017
Services provided by related parties	1,689
Trustees’ deferred compensation	1,999
Non-U.S. taxes	9,349
Other	642	43,794
Net assets at June 30, 2024		$15,169,456
Net assets consist of:
Capital paid in on shares of beneficial interest		$11,527,373
Total distributable earnings (accumulated loss)		3,642,083
Net assets at June 30, 2024		$15,169,456
*
Amount less than one thousand.
Refer to the notes to financial statements.

International Growth and Income Fund	7

Financial statements (continued)
Statement of assets and liabilities at June 30, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (406,508 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,433,337	118,758	$37.33
Class C	63,851	1,711	37.31
Class T	12	— *	37.31
Class F-1	126,150	3,373	37.39
Class F-2	2,593,543	69,467	37.34
Class F-3	2,284,847	61,265	37.29
Class 529-A	174,994	4,696	37.27
Class 529-C	4,517	122	37.15
Class 529-E	4,246	114	37.29
Class 529-T	16	— *	37.31
Class 529-F-1	13	— *	37.31
Class 529-F-2	39,844	1,068	37.32
Class 529-F-3	14	— *	37.31
Class R-1	3,344	90	37.26
Class R-2	48,093	1,296	37.11
Class R-2E	46,990	1,267	37.09
Class R-3	100,168	2,690	37.24
Class R-4	71,060	1,905	37.30
Class R-5E	24,230	650	37.27
Class R-5	25,301	674	37.56
Class R-6	5,124,886	137,362	37.31
*
Amount less than one thousand.
Refer to the notes to financial statements.

8	International Growth and Income Fund

Financial statements (continued)
Statement of operations for the year ended June 30, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $29,946; also includes $35,830 from affiliates)	$485,027
Interest from unaffiliated issuers	4,224
Securities lending income (net of fees)	520	$489,771
Fees and expenses*:
Investment advisory services	70,894
Distribution services	13,707
Transfer agent services	9,475
Administrative services	4,452
529 plan services	123
Reports to shareholders	498
Registration statement and prospectus	333
Trustees’ compensation	370
Auditing and legal	231
Custodian	2,332
Other	168	102,583
Net investment income		387,188
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,717):
Unaffiliated issuers	187,553
Affiliated issuers	109
Forward currency contracts	— †
In-kind redemptions	14,338
Currency transactions	(1,459)	200,541
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $6,557):
Unaffiliated issuers	964,833
Affiliated issuers	(177)
Forward currency contracts	— †
Currency translations	(551)	964,105
Net realized gain (loss) and unrealized appreciation (depreciation)		1,164,646
Net increase (decrease) in net assets resulting from operations		$1,551,834
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

International Growth and Income Fund	9

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended June 30,
	2024	2023

Operations:
Net investment income	$387,188	$380,148
Net realized gain (loss)	200,541	(258,962)
Net unrealized appreciation (depreciation)	964,105	1,853,384
Net increase (decrease) in net assets resulting from operations	1,551,834	1,974,570
Distributions paid to shareholders	(399,992)	(614,337)
Net capital share transactions	(850,903)	307,063
Total increase (decrease) in net assets	300,939	1,667,296
Net assets:
Beginning of year	14,868,517	13,201,221
End of year	$15,169,456	$14,868,517
Refer to the notes to financial statements.

10	International Growth and Income Fund

Notes to financial statements
1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

International Growth and Income Fund	11

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

12	International Growth and Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2024 (dollars in thousands):

International Growth and Income Fund	13

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$221,554	$2,585,175	— *	$2,806,729
Information technology	219,945	2,041,054	—	2,260,999
Industrials	350,894	1,726,984	—	2,077,878
Consumer discretionary	183,855	1,331,954	—	1,515,809
Health care	38,890	1,275,243	—	1,314,133
Consumer staples	252,980	992,865	—	1,245,845
Communication services	103,513	908,259	—	1,011,772
Energy	265,261	450,657	— *	715,918
Materials	387,681	324,305	— *	711,986
Utilities	44,845	250,315	—	295,160
Real estate	38,655	194,742	—	233,397
Preferred securities	11,321	8,386	—	19,707
Short-term securities	971,426	—	—	971,426
Total	$3,090,820	$12,089,939	$— *	$15,180,759

Other investments
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	— *	$—	— *
Total	$—	$— *	$—	$— *
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

14	International Growth and Income Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

International Growth and Income Fund	15

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2024, the total value of securities on loan was $264,965,000, and the total value of collateral received was $282,248,000. Collateral received includes cash of $58,771,000 and U.S. government securities of $223,477,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $106,000.
The following table identifies the location and effect on the fund’s statement of operations resulting from the fund’s use of forward currency contracts as of, or for the year ended, June 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$— *	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$— *	Net unrealized appreciation on forward currency contracts	$— *
*
Amount less than one thousand.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

16	International Growth and Income Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
JPMorgan Chase	$— †	$—	$—	$—	$— †
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended June 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended June 30, 2024, the fund reclassified $14,273,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

International Growth and Income Fund	17

As of June 30, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$40,051
Capital loss carryforward[1]	(40,026)
Post-October capital loss deferral[2]	(29,172)
Gross unrealized appreciation on investments	4,512,577
Gross unrealized depreciation on investments	(832,687)
Net unrealized appreciation (depreciation) on investments	3,679,890
Cost of investments	11,500,869
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
2
This deferral is considered incurred in the subsequent year.
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended June 30, 2024			Year ended June 30, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$106,536	$—	$106,536	$126,258	$45,965	$172,223
Class C	1,115	—	1,115	1,827	913	2,740
Class T	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class F-1	3,114	—	3,114	3,856	1,352	5,208
Class F-2	68,864	—	68,864	81,685	26,442	108,127
Class F-3	69,922	—	69,922	86,619	28,326	114,945
Class 529-A	4,146	—	4,146	4,782	1,776	6,558
Class 529-C	76	—	76	126	63	189
Class 529-E	94	—	94	115	46	161
Class 529-T	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class 529-F-1	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	1,015	—	1,015	1,073	350	1,423
Class 529-F-3	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class R-1	59	—	59	80	39	119
Class R-2	841	—	841	1,139	535	1,674
Class R-2E	946	—	946	1,092	466	1,558
Class R-3	2,153	—	2,153	2,448	989	3,437
Class R-4	1,703	—	1,703	1,959	723	2,682
Class R-5E	612	—	612	633	209	842
Class R-5	667	—	667	736	242	978
Class R-6	138,129	—	138,129	144,787	46,686	191,473
Total	$399,992	$—	$399,992	$459,215	$155,122	$614,337
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.478% on the first $15 billion of daily net assets and decreasing to 0.430% on such assets in excess of $21 billion. For the year ended June 30, 2024, the investment advisory services fees were $70,894,000, which were equivalent to an annualized rate of 0.478% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

18	International Growth and Income Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended June 30, 2024, the 529 plan services fees were $123,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

International Growth and Income Fund	19

For the year ended June 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$10,922	$5,588	$1,295	Not applicable
Class C	685	90	21	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	325	195	39	Not applicable
Class F-2	Not applicable	2,738	753	Not applicable
Class F-3	Not applicable	41	754	Not applicable
Class 529-A	393	205	51	$97
Class 529-C	46	6	1	3
Class 529-E	21	2	1	2
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	20	11	21
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	37	4	1	Not applicable
Class R-2	357	164	14	Not applicable
Class R-2E	270	90	14	Not applicable
Class R-3	482	143	29	Not applicable
Class R-4	169	66	20	Not applicable
Class R-5E	Not applicable	34	7	Not applicable
Class R-5	Not applicable	13	7	Not applicable
Class R-6	Not applicable	76	1,434	Not applicable

Total class-specific expenses	$13,707	$9,475	$4,452	$123
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $370,000 in the fund’s statement of operations reflects $59,000 in current fees (either paid in cash or deferred) and a net increase of $311,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended June 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $212,289,000 and $218,050,000, respectively, which generated $6,232,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended June 30, 2024.

20	International Growth and Income Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended June 30, 2024
Class A	$264,774	7,499	$104,458	2,880	$(602,440)	(17,010)	$(233,208)	(6,631)
Class C	5,888	166	1,106	30	(25,482)	(720)	(18,488)	(524)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,089	810	3,091	85	(52,896)	(1,489)	(21,716)	(594)
Class F-2	399,351	11,286	66,073	1,823	(618,784)	(17,522)	(153,360)	(4,413)
Class F-3	373,671	10,572	69,317	1,922	(1,030,369)	(28,965)	(587,381)	(16,471)
Class 529-A	15,432	437	4,145	114	(26,665)	(749)	(7,088)	(198)
Class 529-C	968	27	76	2	(2,412)	(68)	(1,368)	(39)
Class 529-E	408	12	95	3	(980)	(28)	(477)	(13)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	7,621	212	1,014	28	(6,444)	(182)	2,191	58
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,286	37	59	2	(1,915)	(53)	(570)	(14)
Class R-2	7,195	204	841	23	(13,714)	(392)	(5,678)	(165)
Class R-2E	5,314	151	946	26	(5,918)	(164)	342	13
Class R-3	17,710	501	2,153	59	(20,834)	(582)	(971)	(22)
Class R-4	12,164	342	1,703	47	(14,329)	(405)	(462)	(16)
Class R-5E	6,889	194	611	17	(5,847)	(166)	1,653	45
Class R-5	4,682	130	656	18	(4,620)	(128)	718	20
Class R-6	639,349	17,805	137,711	3,800	(602,100)	(16,751)	174,960	4,854
Total net increase (decrease)	$1,790,791	50,385	$394,055	10,879	$(3,035,749)	(85,374)	$(850,903)	(24,110)
Refer to the end of the table for footnotes.

International Growth and Income Fund	21

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended June 30, 2023
Class A	$365,824	11,269	$168,715	5,411	$(664,516)	(20,980)	$(129,977)	(4,300)
Class C	9,661	296	2,722	88	(30,394)	(944)	(18,011)	(560)
Class T	—	—	—	—	—	—	—	—
Class F-1	37,126	1,124	5,128	164	(55,877)	(1,764)	(13,623)	(476)
Class F-2	575,606	17,806	104,216	3,345	(819,340)	(26,163)	(139,518)	(5,012)
Class F-3	623,078	19,713	114,273	3,662	(711,986)	(22,338)	25,365	1,037
Class 529-A	15,927	490	6,557	210	(20,774)	(641)	1,710	59
Class 529-C	1,100	34	189	6	(2,341)	(73)	(1,052)	(33)
Class 529-E	578	17	161	5	(653)	(20)	86	2
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	7,927	245	1,422	46	(7,013)	(216)	2,336	75
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	1,122	34	118	4	(1,271)	(39)	(31)	(1)
Class R-2	8,710	271	1,673	54	(10,825)	(338)	(442)	(13)
Class R-2E	4,961	157	1,558	50	(6,220)	(195)	299	12
Class R-3	17,212	534	3,435	110	(18,319)	(569)	2,328	75
Class R-4	10,835	340	2,679	86	(14,649)	(456)	(1,135)	(30)
Class R-5E	4,775	148	843	27	(4,474)	(141)	1,144	34
Class R-5	3,138	96	966	31	(6,791)	(212)	(2,687)	(85)
Class R-6	864,968	26,999	190,674	6,102	(475,373)	(14,600)	580,269	18,501
Total net increase (decrease)	$2,552,548	79,573	$605,331	19,401	$(2,850,816)	(89,689)	$307,063	9,285
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,372,427,000 and $5,453,061,000, respectively, during the year ended June 30, 2024.

22	International Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2024	$34.54	$.85	$2.83	$3.68	$(.89 )	$—	$(.89 )	$37.33	10.74%	$4,433	.92%	.92%	2.39%
6/30/2023	31.34	.82	3.76	4.58	(1.01)	(.37 )	(1.38)	34.54	15.11	4,331.92		.92	2.53
6/30/2022	41.57	1.06	(8.66)	(7.60)	(.90 )	(1.73)	(2.63)	31.34	(19.24)	4,065.90		.90	2.77
6/30/2021	30.76	.79	10.81	11.60	(.79 )	—	(.79 )	41.57	37.93	5,256.91		.91	2.13
6/30/2020	33.23	.58	(2.43)	(1.85)	(.62 )	—	(.62 )	30.76	(5.56)	3,999.92		.92	1.80
Class C:
6/30/2024	34.51	.56	2.85	3.41	(.61 )	—	(.61 )	37.31	9.94	64	1.66	1.66	1.58
6/30/2023	31.30	.55	3.79	4.34	(.76 )	(.37 )	(1.13)	34.51	14.26	77	1.66	1.66	1.72
6/30/2022	41.51	.74	(8.61)	(7.87)	(.61 )	(1.73)	(2.34)	31.30	(19.85)	88	1.64	1.64	1.92
6/30/2021	30.71	.50	10.81	11.31	(.51 )	—	(.51 )	41.51	36.93	139	1.66	1.66	1.36
6/30/2020	33.16	.34	(2.42)	(2.08)	(.37 )	—	(.37 )	30.71	(6.29)	146	1.66	1.66	1.06
Class T:
6/30/2024	34.52	.94	2.83	3.77	(.98 )	—	(.98 )	37.31	11.04 [5]	— [6]	.66 [5]	.66 [5]	2.66 [5]
6/30/2023	31.32	.90	3.76	4.66	(1.09)	(.37 )	(1.46)	34.52	15.43 [5]	— [6]	.66 [5]	.66 [5]	2.79 [5]
6/30/2022	41.56	1.16	(8.67)	(7.51)	(1.00)	(1.73)	(2.73)	31.32	(19.04)[5]	— [6]	.64 [5]	.64 [5]	3.02 [5]
6/30/2021	30.75	.89	10.81	11.70	(.89 )	—	(.89 )	41.56	38.29 [5]	— [6]	.65 [5]	.65 [5]	2.38 [5]
6/30/2020	33.23	.67	(2.44)	(1.77)	(.71 )	—	(.71 )	30.75	(5.33)[5]	— [6]	.66 [5]	.66 [5]	2.07 [5]
Class F-1:
6/30/2024	34.60	.84	2.83	3.67	(.88 )	—	(.88 )	37.39	10.70	126.93		.93	2.35
6/30/2023	31.39	.82	3.76	4.58	(1.00)	(.37 )	(1.37)	34.60	15.12	137.93		.93	2.53
6/30/2022	41.62	1.02	(8.63)	(7.61)	(.89 )	(1.73)	(2.62)	31.39	(19.26)	139.92		.92	2.67
6/30/2021	30.80	.77	10.84	11.61	(.79 )	—	(.79 )	41.62	37.89	234.92		.92	2.07
6/30/2020	33.27	.59	(2.44)	(1.85)	(.62 )	—	(.62 )	30.80	(5.55)	201.92		.92	1.81
Class F-2:
6/30/2024	34.55	.95	2.83	3.78	(.99 )	—	(.99 )	37.34	11.02	2,594.64		.64	2.66
6/30/2023	31.35	.90	3.76	4.66	(1.09)	(.37 )	(1.46)	34.55	15.45	2,552.65		.65	2.80
6/30/2022	41.58	1.17	(8.67)	(7.50)	(1.00)	(1.73)	(2.73)	31.35	(19.04)	2,473.64		.64	3.06
6/30/2021	30.77	.88	10.82	11.70	(.89 )	—	(.89 )	41.58	38.27	3,056.65		.65	2.38
6/30/2020	33.25	.67	(2.44)	(1.77)	(.71 )	—	(.71 )	30.77	(5.33)	2,455.66		.66	2.06
Class F-3:
6/30/2024	34.51	.95	2.85	3.80	(1.02)	—	(1.02)	37.29	11.15	2,285.54		.54	2.69
6/30/2023	31.32	.94	3.75	4.69	(1.13)	(.37 )	(1.50)	34.51	15.56	2,683.54		.54	2.91
6/30/2022	41.55	1.14	(8.60)	(7.46)	(1.04)	(1.73)	(2.77)	31.32	(18.97)	2,402.53		.53	2.97
6/30/2021	30.74	.88	10.86	11.74	(.93 )	—	(.93 )	41.55	38.44	3,906.55		.55	2.39
6/30/2020	33.22	.71	(2.45)	(1.74)	(.74 )	—	(.74 )	30.74	(5.22)	3,554.55		.55	2.20
Class 529-A:
6/30/2024	34.49	.84	2.82	3.66	(.88 )	—	(.88 )	37.27	10.70	175.94		.94	2.37
6/30/2023	31.29	.81	3.75	4.56	(.99 )	(.37 )	(1.36)	34.49	15.09	169.95		.95	2.51
6/30/2022	41.52	1.05	(8.65)	(7.60)	(.90 )	(1.73)	(2.63)	31.29	(19.27)	151.92		.92	2.76
6/30/2021	30.72	.78	10.80	11.58	(.78 )	—	(.78 )	41.52	37.91	192.94		.94	2.10
6/30/2020	33.19	.58	(2.44)	(1.86)	(.61 )	—	(.61 )	30.72	(5.59)	133.95		.95	1.78
Refer to the end of the table for footnotes.

International Growth and Income Fund	23

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2024	$34.37	$.54	$2.84	$3.38	$(.60 )	$—	$(.60 )	$37.15	9.88%	$5	1.69%	1.69%	1.54%
6/30/2023	31.18	.54	3.76	4.30	(.74 )	(.37 )	(1.11)	34.37	14.19	6	1.72	1.72	1.68
6/30/2022	41.35	.72	(8.57)	(7.85)	(.59 )	(1.73)	(2.32)	31.18	(19.88)	6	1.69	1.69	1.87
6/30/2021	30.59	.52	10.73	11.25	(.49 )	—	(.49 )	41.35	36.86	10	1.69	1.69	1.41
6/30/2020	33.03	.33	(2.41)	(2.08)	(.36 )	—	(.36 )	30.59	(6.30)	20	1.69	1.69	1.03
Class 529-E:
6/30/2024	34.50	.77	2.83	3.60	(.81 )	—	(.81 )	37.29	10.51	4	1.13	1.13	2.16
6/30/2023	31.31	.75	3.74	4.49	(.93 )	(.37 )	(1.30)	34.50	14.87	4	1.14	1.14	2.33
6/30/2022	41.53	.95	(8.63)	(7.68)	(.81 )	(1.73)	(2.54)	31.31	(19.45)	4	1.13	1.13	2.49
6/30/2021	30.73	.70	10.81	11.51	(.71 )	—	(.71 )	41.53	37.62	6	1.14	1.14	1.88
6/30/2020	33.19	.51	(2.42)	(1.91)	(.55 )	—	(.55 )	30.73	(5.76)	4	1.14	1.14	1.59
Class 529-T:
6/30/2024	34.52	.93	2.83	3.76	(.97 )	—	(.97 )	37.31	10.99 [5]	— [6]	.70 [5]	.70 [5]	2.62 [5]
6/30/2023	31.33	.89	3.75	4.64	(1.08)	(.37 )	(1.45)	34.52	15.37 [5]	— [6]	.70 [5]	.70 [5]	2.76 [5]
6/30/2022	41.56	1.14	(8.66)	(7.52)	(.98 )	(1.73)	(2.71)	31.33	(19.09)[5]	— [6]	.69 [5]	.69 [5]	3.00 [5]
6/30/2021	30.75	.87	10.81	11.68	(.87 )	—	(.87 )	41.56	38.22 [5]	— [6]	.71 [5]	.71 [5]	2.33 [5]
6/30/2020	33.23	.65	(2.44)	(1.79)	(.69 )	—	(.69 )	30.75	(5.39)[5]	— [6]	.71 [5]	.71 [5]	2.01 [5]
Class 529-F-1:
6/30/2024	34.52	.92	2.82	3.74	(.95 )	—	(.95 )	37.31	10.95 [5]	— [6]	.74 [5]	.74 [5]	2.58 [5]
6/30/2023	31.33	.88	3.74	4.62	(1.06)	(.37 )	(1.43)	34.52	15.28 [5]	— [6]	.75 [5]	.75 [5]	2.71 [5]
6/30/2022	41.56	1.13	(8.66)	(7.53)	(.97 )	(1.73)	(2.70)	31.33	(19.09)[5]	— [6]	.73 [5]	.73 [5]	2.96 [5]
6/30/2021	30.76	.61	11.06	11.67	(.87 )	—	(.87 )	41.56	38.18 [5]	— [6]	.74 [5]	.74 [5]	1.86 [5]
6/30/2020	33.24	.65	(2.44)	(1.79)	(.69 )	—	(.69 )	30.76	(5.39)	22.72		.72	2.02
Class 529-F-2:
6/30/2024	34.53	.96	2.82	3.78	(.99 )	—	(.99 )	37.32	11.05	40.65		.65	2.69
6/30/2023	31.33	.91	3.76	4.67	(1.10)	(.37 )	(1.47)	34.53	15.45	35.64		.64	2.82
6/30/2022	41.57	1.18	(8.69)	(7.51)	(1.00)	(1.73)	(2.73)	31.33	(19.04)	29.64		.64	3.10
6/30/2021[7,8]	31.30	.69	10.28	10.97	(.70 )	—	(.70 )	41.57	35.12 [9]	33	.66 [10]	.66 [10]	2.60 [10]
Class 529-F-3:
6/30/2024	34.52	.97	2.83	3.80	(1.01)	—	(1.01)	37.31	11.12	— [6]	.59	.59	2.73
6/30/2023	31.33	.93	3.74	4.67	(1.11)	(.37 )	(1.48)	34.52	15.49	— [6]	.60	.60	2.86
6/30/2022	41.56	1.18	(8.66)	(7.48)	(1.02)	(1.73)	(2.75)	31.33	(19.00)	— [6]	.59	.59	3.10
6/30/2021[7,8]	31.30	.69	10.29	10.98	(.72 )	—	(.72 )	41.56	35.17 [9]	— [6]	.66 [10]	.59 [10]	2.64 [10]
Class R-1:
6/30/2024	34.46	.59	2.82	3.41	(.61 )	—	(.61 )	37.26	9.95	3	1.65	1.65	1.66
6/30/2023	31.27	.58	3.75	4.33	(.77 )	(.37 )	(1.14)	34.46	14.25	4	1.65	1.65	1.80
6/30/2022	41.50	.89	(8.73)	(7.84)	(.66 )	(1.73)	(2.39)	31.27	(19.81)	3	1.59	1.59	2.36
6/30/2021	30.71	.53	10.79	11.32	(.53 )	—	(.53 )	41.50	36.99 [5]	4	1.60 [5]	1.60 [5]	1.43 [5]
6/30/2020	33.16	.36	(2.42)	(2.06)	(.39 )	—	(.39 )	30.71	(6.24)[5]	3	1.63 [5]	1.63 [5]	1.11 [5]
Refer to the end of the table for footnotes.

24	International Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2024	$34.35	$.59	$2.81	$3.40	$(.64 )	$—	$(.64 )	$37.11	9.94%	$48	1.63%	1.63%	1.67%
6/30/2023	31.17	.59	3.74	4.33	(.78 )	(.37 )	(1.15)	34.35	14.31	50	1.63	1.63	1.82
6/30/2022	41.36	.78	(8.62)	(7.84)	(.62 )	(1.73)	(2.35)	31.17	(19.85)	46	1.63	1.63	2.05
6/30/2021	30.61	.52	10.75	11.27	(.52 )	—	(.52 )	41.36	36.95	61	1.64	1.64	1.40
6/30/2020	33.06	.34	(2.41)	(2.07)	(.38 )	—	(.38 )	30.61	(6.27)	47	1.66	1.66	1.07
Class R-2E:
6/30/2024	34.33	.70	2.80	3.50	(.74 )	—	(.74 )	37.09	10.28	47	1.33	1.33	1.98
6/30/2023	31.16	.68	3.73	4.41	(.87 )	(.37 )	(1.24)	34.33	14.65	43	1.34	1.34	2.11
6/30/2022	41.34	.89	(8.60)	(7.71)	(.74 )	(1.73)	(2.47)	31.16	(19.60)	39	1.34	1.34	2.35
6/30/2021	30.60	.63	10.75	11.38	(.64 )	—	(.64 )	41.34	37.33	47	1.34	1.34	1.70
6/30/2020	33.09	.51	(2.48)	(1.97)	(.52 )	—	(.52 )	30.60	(5.95)	35	1.32	1.32	1.72
Class R-3:
6/30/2024	34.46	.76	2.81	3.57	(.79 )	—	(.79 )	37.24	10.45	100	1.18	1.18	2.14
6/30/2023	31.27	.73	3.75	4.48	(.92 )	(.37 )	(1.29)	34.46	14.80	94	1.19	1.19	2.27
6/30/2022	41.48	.95	(8.64)	(7.69)	(.79 )	(1.73)	(2.52)	31.27	(19.46)	82	1.18	1.18	2.51
6/30/2021	30.70	.68	10.79	11.47	(.69 )	—	(.69 )	41.48	37.52	104	1.19	1.19	1.84
6/30/2020	33.17	.50	(2.44)	(1.94)	(.53 )	—	(.53 )	30.70	(5.84)	78	1.20	1.20	1.57
Class R-4:
6/30/2024	34.52	.86	2.82	3.68	(.90 )	—	(.90 )	37.30	10.77	71.88		.88	2.43
6/30/2023	31.32	.83	3.76	4.59	(1.02)	(.37 )	(1.39)	34.52	15.16	66.89		.89	2.56
6/30/2022	41.55	1.05	(8.64)	(7.59)	(.91 )	(1.73)	(2.64)	31.32	(19.24)	61.88		.88	2.75
6/30/2021	30.74	.80	10.81	11.61	(.80 )	—	(.80 )	41.55	37.98	84.89		.89	2.15
6/30/2020	33.21	.59	(2.43)	(1.84)	(.63 )	—	(.63 )	30.74	(5.54)	63.90		.90	1.84
Class R-5E:
6/30/2024	34.48	.94	2.82	3.76	(.97 )	—	(.97 )	37.27	11.02	24.69		.69	2.65
6/30/2023	31.29	.90	3.74	4.64	(1.08)	(.37 )	(1.45)	34.48	15.37	21.69		.69	2.77
6/30/2022	41.52	1.17	(8.68)	(7.51)	(.99 )	(1.73)	(2.72)	31.29	(19.07)	18.68		.68	3.07
6/30/2021	30.72	.87	10.80	11.67	(.87 )	—	(.87 )	41.52	38.24	19.69		.69	2.33
6/30/2020	33.20	.66	(2.44)	(1.78)	(.70 )	—	(.70 )	30.72	(5.35)	14.69		.69	2.07
Class R-5:
6/30/2024	34.75	.97	2.85	3.82	(1.01)	—	(1.01)	37.56	11.09	25.59		.59	2.72
6/30/2023	31.52	.93	3.78	4.71	(1.11)	(.37 )	(1.48)	34.75	15.51	23.58		.58	2.85
6/30/2022	41.80	1.11	(8.63)	(7.52)	(1.03)	(1.73)	(2.76)	31.52	(18.97)	23.55		.55	2.88
6/30/2021	30.92	.97	10.83	11.80	(.92 )	—	(.92 )	41.80	38.42	52.57		.57	2.55
6/30/2020	33.41	.71	(2.47)	(1.76)	(.73 )	—	(.73 )	30.92	(5.25)	32.58		.58	2.20
Class R-6:
6/30/2024	34.52	.99	2.83	3.82	(1.03)	—	(1.03)	37.31	11.18	5,125.54		.54	2.79
6/30/2023	31.33	.95	3.74	4.69	(1.13)	(.37 )	(1.50)	34.52	15.56	4,574.54		.54	2.94
6/30/2022	41.56	1.26	(8.72)	(7.46)	(1.04)	(1.73)	(2.77)	31.33	(18.96)	3,572.53		.53	3.33
6/30/2021	30.75	.83	10.91	11.74	(.93 )	—	(.93 )	41.56	38.43	3,532.54		.54	2.26
6/30/2020	33.23	.71	(2.44)	(1.73)	(.75 )	—	(.75 )	30.75	(5.21)	5,016.54		.54	2.21
Refer to the end of the table for footnotes.

International Growth and Income Fund	25

Financial highlights (continued)

	Year ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[11]	31%	31%	34%	23%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

26	International Growth and Income Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of International Growth and Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of International Growth and Income Fund (the "Fund"), including the investment portfolio, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
August 13, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

International Growth and Income Fund	27

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended June 30, 2024:
Foreign taxes	$0.08 per share
Foreign source income	$1.16 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$35,684,000
Corporate dividends received deduction	$16,160,000
U.S. government income that may be exempt from state taxation	$11,327,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

28	International Growth and Income Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

29

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: August 30, 2024

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: August 30, 2024